Cash Flows Information - Change in Liabilities Arising From Financing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of non-cash investing activities [line items]
Beginning balance	$ 7,538,500	$ 209,117,966	$ 223,982,006	$ 208,132,097
Net financing cash flows	772,739	21,435,763	(9,129,670)	15,104,066
Interest under operating activities	29	800	111	1,766
Rent expense under operating activities	(7)	(184)	(7,729)
Convertible bonds classified separately as equity components and embedded derivative liability	(14,418)	(399,955)
Non-cash changes
Lease liabilities	73,456	2,037,665	584,642	536,216
Amortization of issuance cost	12,663	351,262	171,232	200,673
Convertible bonds issued by subsidiaries and converted to ordinary shares	(4)	(102)
Lease modifications	(2,120)	(58,799)	(289,687)	(239,321)
Adjustments for government subsidy			41,650
Acquisition of subsidiaries (Note 29)	6,516	180,745	990,023	2,508,101
Disposal of subsidiaries (Note 30)	(89,245)	(2,475,660)	(4,694,352)
Reclassification	13,709	380,292
Effects of foreign currency exchange	(122,338)	(3,393,653)	(2,530,260)	(2,261,592)
Ending balance	8,189,480	227,176,140	209,117,966	223,982,006
Short-term borrowings [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	1,247,219	34,597,858	40,572,329	47,163,103
Net financing cash flows	362,055	10,043,398	(1,502,323)	(4,683,142)
Non-cash changes
Short-term borrowings transferred to long-term borrowings			(3,850,000)	(1,499,000)
Acquisition of subsidiaries (Note 29)			356,417	656,820
Disposal of subsidiaries (Note 30)	(88,068)	(2,443,005)
Effects of foreign currency exchange	(41,883)	(1,161,822)	(978,565)	(1,065,452)
Ending balance	1,479,323	41,036,429	34,597,858	40,572,329
Bonds payable [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	2,027,886	56,253,554	36,522,155	16,985,936
Net financing cash flows	(134,068)	(3,719,057)	19,717,149	19,279,033
Convertible bonds classified separately as equity components and embedded derivative liability	(14,418)	(399,955)
Non-cash changes
Amortization of issuance cost	4,553	126,283	14,250	11,522
Convertible bonds issued by subsidiaries and converted to ordinary shares	(4)	(102)
Acquisition of subsidiaries (Note 29)				245,664
Effects of foreign currency exchange	238	6,614
Ending balance	1,884,187	52,267,337	56,253,554	36,522,155
Long-term borrowings [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	4,051,577	112,390,724	141,078,598	137,898,329
Net financing cash flows	577,463	16,018,825	(26,500,139)	1,144,731
Non-cash changes
Amortization of issuance cost	8,110	224,979	156,982	189,151
Short-term borrowings transferred to long-term borrowings			3,850,000	1,499,000
Adjustments for government subsidy			41,650
Acquisition of subsidiaries (Note 29)				1,523,968
Disposal of subsidiaries (Note 30)			(4,693,682)
Effects of foreign currency exchange	(77,939)	(2,162,038)	(1,542,685)	(1,176,581)
Ending balance	4,559,211	126,472,490	112,390,724	141,078,598
Lease liabilities [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	211,818	5,875,830	5,808,924	6,084,729
Net financing cash flows	(32,711)	(907,403)	(844,357)	(636,556)
Interest under operating activities	29	800	111	1,766
Rent expense under operating activities	(7)	(184)	(7,729)
Non-cash changes
Lease liabilities	73,456	2,037,665	584,642	536,216
Lease modifications	(2,120)	(58,799)	(289,687)	(239,321)
Acquisition of subsidiaries (Note 29)	6,516	180,745	633,606	81,649
Disposal of subsidiaries (Note 30)	(1,177)	(32,655)	(670)
Reclassification	13,709	380,292
Effects of foreign currency exchange	(2,754)	(76,407)	(9,010)	(19,559)
Ending balance	$ 266,759	$ 7,399,884	$ 5,875,830	$ 5,808,924